Acquisition of Feminine Care Brands (Tables)	12 Months Ended
Sep. 30, 2014
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The allocation of the purchase price was as follows:

Inventories	$44.4
Goodwill	28.0
Intangible assets	39.3
Other assets	5.1
Property, plant and equipment,net	95.1
Other liabilities	(4.5)
Pension/Other post-retirement benefits	(20.3)
Net assets acquired	$187.1

Schedule of Purchased Identifiable Intangible Assets [Table Text Block]	The purchased amortizable identifiable intangible assets are as follows:

	Total	Estimated Life
Customer relationships	$6.1	20 years
Technology and patents	3.0	7 years
Total	$9.1